Drilling units (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Drilling units [Line Items]
Book value on disposal	$ 17,175	$ 20,612
Drilling units
Drilling units [Line Items]
Cost	19,101	19,967
Accumulated depreciation	(2,991)	(2,774)
Re-classified as assets held for sale	(965)	0
Book value on disposal	15,145	17,193	0
Depreciation and amortization expense	$ 684	$ 703	$ 608